UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

This report on Form N-Q relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio, Money Market Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2008

1.808793.104

VIPAM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 39.9%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.2%
Toyota Motor Corp. sponsored ADR	43,500	$ 3,732,300
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants, Inc.	100,800	2,885,904
Household Durables - 0.3%
Gafisa SA sponsored ADR (d)	84,200	2,163,940
Newell Rubbermaid, Inc.	125,000	2,157,500
		4,321,440
Internet & Catalog Retail - 0.1%
Priceline.com, Inc. (a)	12,800	875,904
Media - 0.2%
The DIRECTV Group, Inc. (a)	124,600	3,260,782
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	39,100	900,473
TOTAL CONSUMER DISCRETIONARY		15,976,803
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	82,800	5,376,204
Wal-Mart Stores, Inc.	108,800	6,516,032
		11,892,236
Food Products - 0.1%
Smithfield Foods, Inc. (a)	67,900	1,078,252
Tyson Foods, Inc. Class A	50,500	602,970
		1,681,222
TOTAL CONSUMER STAPLES		13,573,458
ENERGY - 12.4%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	121,200	4,411,680
BJ Services Co.	167,700	3,208,101
ENSCO International, Inc.	61,700	3,555,771
FMC Technologies, Inc. (a)	29,300	1,363,915
Halliburton Co.	43,600	1,412,204
Nabors Industries Ltd. (a)	154,400	3,847,648
National Oilwell Varco, Inc. (a)	54,800	2,752,604
Schlumberger Ltd. (NY Shares)	56,100	4,380,849
Transocean, Inc. (a)	36,183	3,974,341
Weatherford International Ltd. (a)	192,600	4,841,964
		33,749,077
Oil, Gas & Consumable Fuels - 10.1%
Alpha Natural Resources, Inc. (a)	132,900	6,835,047
Apache Corp.	30,000	3,128,400
Arch Coal, Inc.	209,400	6,887,166
Cabot Oil & Gas Corp.	205,000	7,408,700
Chesapeake Energy Corp.	535,800	19,213,788
China Shenhua Energy Co. Ltd. (H Shares)	716,100	1,756,571
EOG Resources, Inc.	79,100	7,076,286

	Shares	Value
Hess Corp.	161,700	$ 13,272,336
Occidental Petroleum Corp.	25,200	1,775,340
Peabody Energy Corp.	208,500	9,382,500
Petroplus Holdings AG	87,580	3,350,459
PT Bumi Resources Tbk	3,139,300	1,026,613
Quicksilver Resources, Inc. (a)	567,800	11,145,914
Range Resources Corp.	219,300	9,401,391
SandRidge Energy, Inc.	17,200	337,120
Southwestern Energy Co. (a)	577,900	17,649,066
Ultra Petroleum Corp. (a)	358,300	19,828,322
Valero Energy Corp.	162,700	4,929,810
Walter Industries, Inc.	43,200	2,049,840
XTO Energy, Inc.	116,200	5,405,624
		151,860,293
TOTAL ENERGY		185,609,370
FINANCIALS - 3.8%
Capital Markets - 0.7%
Bank of New York Mellon Corp.	86,500	2,818,170
Goldman Sachs Group, Inc.	33,600	4,300,800
Morgan Stanley	55,800	1,283,400
T. Rowe Price Group, Inc.	34,400	1,847,624
		10,249,994
Commercial Banks - 1.4%
Banco do Brasil SA	298,500	3,511,672
BB&T Corp.	37,800	1,428,840
Fifth Third Bancorp	64,300	765,170
Industrial & Commercial Bank of China	1,259,000	760,948
U.S. Bancorp, Delaware	126,600	4,560,132
Uniao de Bancos Brasileiros SA (Unibanco) GDR	45,200	4,561,584
Wells Fargo & Co.	129,200	4,848,876
Zions Bancorp	30,600	1,184,220
		21,621,442
Diversified Financial Services - 0.8%
Apollo Global Management LLC (e)	315,200	4,018,800
Bank of America Corp.	87,200	3,052,000
Citigroup, Inc.	115,500	2,368,905
JPMorgan Chase & Co.	71,500	3,339,050
		12,778,755
Insurance - 0.2%
AMBAC Financial Group, Inc.	442,300	1,030,559
MBIA, Inc.	109,600	1,304,240
		2,334,799
Real Estate Investment Trusts - 0.7%
General Growth Properties, Inc.	133,200	2,011,320
SL Green Realty Corp.	81,700	5,294,160
Taubman Centers, Inc. (d)	50,900	2,545,000
		9,850,480
TOTAL FINANCIALS		56,835,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - 2.9%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	40,700	$ 2,046,803
BioMarin Pharmaceutical, Inc. (a)	60,200	1,594,698
Celgene Corp. (a)	124,700	7,891,016
		11,532,517
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	35,100	2,303,613
Covidien Ltd.	111,300	5,983,488
		8,287,101
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	75,300	5,558,646
Tenet Healthcare Corp. (a)	723,200	4,013,760
UnitedHealth Group, Inc.	249,500	6,334,805
		15,907,211
Pharmaceuticals - 0.5%
Abbott Laboratories	61,700	3,552,686
Elan Corp. PLC sponsored ADR (a)	230,900	2,463,703
Johnson & Johnson	27,900	1,932,912
		7,949,301
TOTAL HEALTH CARE		43,676,130
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.5%
General Dynamics Corp.	26,600	1,958,292
Precision Castparts Corp.	17,500	1,378,650
Raytheon Co.	88,100	4,714,231
		8,051,173
Airlines - 1.8%
AMR Corp. (a)	278,600	2,735,852
Continental Airlines, Inc. Class B (a)	282,400	4,710,432
Delta Air Lines, Inc. (a)	525,900	3,917,955
Northwest Airlines Corp. (a)	827,300	7,470,519
Southwest Airlines Co.	206,200	2,991,962
UAL Corp.	568,714	4,998,996
		26,825,716
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares) (a)	151,000	132,571
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR	130,300	2,527,820
Alstom SA	54,800	4,158,356
GrafTech International Ltd. (a)	68,200	1,030,502
		7,716,678
Machinery - 0.9%
Caterpillar, Inc.	53,300	3,176,680
Cummins, Inc.	149,000	6,514,280
Eaton Corp.	27,500	1,544,950
SPX Corp.	19,800	1,524,600
		12,760,510

	Shares	Value
Marine - 0.2%
DryShips, Inc.	76,800	$ 2,725,632
Road & Rail - 0.6%
CSX Corp.	38,800	2,117,316
Norfolk Southern Corp.	104,900	6,945,429
		9,062,745
TOTAL INDUSTRIALS		67,275,025
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	437,800	9,876,768
Juniper Networks, Inc. (a)	33,500	705,845
QUALCOMM, Inc.	84,200	3,618,074
Research In Motion Ltd. (a)	8,200	560,060
Starent Networks Corp. (a)	75,100	971,794
		15,732,541
Computers & Peripherals - 0.4%
Apple, Inc. (a)	52,000	5,910,320
Internet Software & Services - 0.1%
Omniture, Inc. (a)	92,500	1,698,300
IT Services - 0.5%
MasterCard, Inc. Class A	19,100	3,387,003
Visa, Inc.	77,700	4,770,003
		8,157,006
Semiconductors & Semiconductor Equipment - 0.5%
Cree, Inc. (a)	55,900	1,273,402
Entropic Communications, Inc.	149,900	211,359
Intel Corp.	179,200	3,356,416
MEMC Electronic Materials, Inc. (a)	89,600	2,532,096
		7,373,273
Software - 0.5%
Nintendo Co. Ltd.	16,100	6,835,416
TOTAL INFORMATION TECHNOLOGY		45,706,856
MATERIALS - 10.9%
Chemicals - 6.2%
CF Industries Holdings, Inc.	80,100	7,325,946
FMC Corp.	135,800	6,978,762
Monsanto Co.	196,700	19,469,366
Potash Corp. of Saskatchewan, Inc.	158,300	20,897,184
Terra Industries, Inc.	196,700	5,782,980
The Mosaic Co.	453,700	30,860,675
Uralkali JSC GDR (Reg. S)	52,300	1,655,252
		92,970,165
Metals & Mining - 4.7%
ArcelorMittal SA (NY Shares) Class A	104,500	5,160,210
Barrick Gold Corp.	156,100	5,715,161
BHP Billiton Ltd. sponsored ADR	62,100	3,228,579
Cleveland-Cliffs, Inc.	30,400	1,609,376
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Companhia Vale do Rio Doce sponsored ADR	170,400	$ 3,263,160
Freeport-McMoRan Copper & Gold, Inc. Class B	265,400	15,087,990
Goldcorp, Inc.	213,800	6,722,929
Impala Platinum Holdings Ltd.	210,700	4,299,496
Kinross Gold Corp.	302,000	4,848,910
Newmont Mining Corp.	180,500	6,996,180
Nucor Corp.	83,500	3,298,250
Steel Dynamics, Inc.	299,500	5,118,455
United States Steel Corp.	70,100	5,440,461
		70,789,157
TOTAL MATERIALS		163,759,322
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR (non-vtg.)	33,800	705,068
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	164,200	4,063,950
Multi-Utilities - 0.1%
Sempra Energy	35,200	1,776,544
TOTAL UTILITIES		5,840,494
TOTAL COMMON STOCKS (Cost $671,864,376)		598,957,996
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% to 1.79% 10/2/08 to 12/4/08 (f) (Cost $5,434,748)	$ 5,450,000	5,443,473
International Equity Funds - 4.1%
	Shares
International Equity Funds
Fidelity International Equity Central Fund (g) (Cost $91,335,655)	923,829	62,007,379
Fixed-Income Funds - 48.7%

Fidelity Floating Rate Central Fund (g)	533,362	45,229,107
Fidelity High Income Central Fund 1 (g)	299,840	25,639,359
Fidelity VIP Investment Grade Central Fund (g)	6,808,012	660,309,089
TOTAL FIXED-INCOME FUNDS (Cost $782,586,824)		731,177,555
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	46,326,561	$ 46,326,561
Fidelity Money Market Central Fund, 3.13% (b)	64,260,162	64,260,162
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	2,853,750	2,853,750
TOTAL MONEY MARKET FUNDS (Cost $113,440,473)		113,440,473
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,664,662,076)	1,511,026,876
NET OTHER ASSETS - (0.7)%	(10,063,861)
NET ASSETS - 100%	$ 1,500,963,015
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,301 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 75,939,370	$ (1,884,928)
The face value of futures purchased as a percentage of net assets - 5.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,018,800 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,443,473.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,028,514
Fidelity Floating Rate Central Fund	2,304,579
Fidelity High Income Central Fund 1	1,670,803
Fidelity International Equity Central Fund	1,896,399
Fidelity Money Market Central Fund	1,630,357
Fidelity Securities Lending Cash Central Fund	88,388
Fidelity VIP Investment Grade Central Fund	25,725,999
Total	$ 34,345,039
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 49,563,633	$ 1,417,776	$ -	$ 45,229,107	1.8%
Fidelity High Income Central Fund 1	27,775,965	1,107,762	-	25,639,359	10.3%
Fidelity International Equity Central Fund	86,481,300	2,958,887	-	62,007,379	10.0%
Fidelity VIP Investment Grade Central Fund	770,811,422	75,114,238	148,257,958	660,309,089	18.3%
Total	$ 934,632,320	$ 80,598,663	$ 148,257,958	$ 793,184,934
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,511,026,876	$ 1,481,607,721	$ 29,419,155	$ -
Other Financial Instruments*	$ (1,884,928)	$ (1,884,928)	$ -	$ -
*Other financial instruments include Futures Contracts
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,647,596,338. Net unrealized depreciation aggregated $136,569,462, of which $56,141,309 related to appreciated investment securities and $192,710,771 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2008

1.808789.104

VIPAMG-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 48.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	7,000	$ 600,600
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants, Inc.	16,100	460,943
Household Durables - 0.3%
Gafisa SA sponsored ADR (d)	13,600	349,520
Newell Rubbermaid, Inc.	20,000	345,200
		694,720
Internet & Catalog Retail - 0.1%
Priceline.com, Inc. (a)	2,400	164,232
Media - 0.3%
The DIRECTV Group, Inc. (a)	19,800	518,166
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	6,300	145,089
TOTAL CONSUMER DISCRETIONARY		2,583,750
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	13,300	863,569
Wal-Mart Stores, Inc.	17,400	1,042,086
		1,905,655
Food Products - 0.1%
Smithfield Foods, Inc. (a)	10,800	171,504
Tyson Foods, Inc. Class A	8,100	96,714
		268,218
TOTAL CONSUMER STAPLES		2,173,873
ENERGY - 14.9%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	19,600	713,440
BJ Services Co.	26,900	514,597
ENSCO International, Inc.	9,800	564,774
FMC Technologies, Inc. (a)	4,800	223,440
Halliburton Co.	7,000	226,730
Nabors Industries Ltd. (a)	24,900	620,508
National Oilwell Varco, Inc. (a)	8,700	437,001
Schlumberger Ltd. (NY Shares)	8,900	695,001
Transocean, Inc. (a)	5,924	650,692
Weatherford International Ltd. (a)	31,600	794,424
		5,440,607
Oil, Gas & Consumable Fuels - 12.2%
Alpha Natural Resources, Inc. (a)	21,200	1,090,316
Apache Corp.	4,900	510,972
Arch Coal, Inc.	33,700	1,108,393
Cabot Oil & Gas Corp.	28,800	1,040,832
Chesapeake Energy Corp.	83,900	3,008,654
China Shenhua Energy Co. Ltd. (H Shares)	114,900	281,846
EOG Resources, Inc.	12,800	1,145,088

	Shares	Value
Hess Corp.	26,000	$ 2,134,080
Occidental Petroleum Corp.	4,000	281,800
Peabody Energy Corp.	33,600	1,512,000
Petroplus Holdings AG	14,342	548,667
PT Bumi Resources Tbk	504,400	164,949
Quicksilver Resources, Inc. (a)	92,400	1,813,812
Range Resources Corp.	34,600	1,483,302
SandRidge Energy, Inc.	2,200	43,120
Southwestern Energy Co. (a)	92,900	2,837,166
Ultra Petroleum Corp. (a)	57,100	3,159,914
Valero Energy Corp.	26,700	809,010
Walter Industries, Inc.	5,700	270,465
XTO Energy, Inc.	18,700	869,924
		24,114,310
TOTAL ENERGY		29,554,917
FINANCIALS - 4.5%
Capital Markets - 0.8%
Bank of New York Mellon Corp.	13,800	449,604
Goldman Sachs Group, Inc.	4,900	627,200
Morgan Stanley	8,900	204,700
T. Rowe Price Group, Inc.	5,500	295,405
		1,576,909
Commercial Banks - 1.7%
Banco do Brasil SA	48,000	564,691
BB&T Corp.	6,000	226,800
Fifth Third Bancorp	10,300	122,570
Industrial & Commercial Bank of China	202,000	122,090
U.S. Bancorp, Delaware	20,200	727,604
Uniao de Bancos Brasileiros SA (Unibanco) GDR	6,600	666,072
Wells Fargo & Co.	20,600	773,118
Zions Bancorp	4,900	189,630
		3,392,575
Diversified Financial Services - 1.0%
Apollo Global Management LLC (e)	50,700	646,425
Bank of America Corp.	13,900	486,500
Citigroup, Inc.	18,400	377,384
JPMorgan Chase & Co.	11,400	532,380
		2,042,689
Insurance - 0.2%
AMBAC Financial Group, Inc.	70,600	164,498
MBIA, Inc.	17,500	208,250
		372,748
Real Estate Investment Trusts - 0.8%
General Growth Properties, Inc.	21,400	323,140
SL Green Realty Corp.	13,100	848,880
Taubman Centers, Inc. (d)	8,100	405,000
		1,577,020
TOTAL FINANCIALS		8,961,941
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.5%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	6,500	$ 326,885
BioMarin Pharmaceutical, Inc. (a)	9,600	254,304
Celgene Corp. (a)	20,600	1,303,568
		1,884,757
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	5,600	367,528
Covidien Ltd.	17,700	951,552
		1,319,080
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	12,100	893,222
Tenet Healthcare Corp. (a)	116,300	645,465
UnitedHealth Group, Inc.	39,800	1,010,522
		2,549,209
Pharmaceuticals - 0.6%
Abbott Laboratories	9,900	570,042
Elan Corp. PLC sponsored ADR (a)	37,300	397,991
Johnson & Johnson	4,500	311,760
		1,279,793
TOTAL HEALTH CARE		7,032,839
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.7%
General Dynamics Corp.	4,300	316,566
Precision Castparts Corp.	2,900	228,462
Raytheon Co.	14,100	754,491
		1,299,519
Airlines - 2.2%
AMR Corp. (a)	44,500	436,990
Continental Airlines, Inc. Class B (a)	45,200	753,936
Delta Air Lines, Inc. (a)	84,200	627,290
Northwest Airlines Corp. (a)	132,400	1,195,572
Southwest Airlines Co.	32,900	477,379
UAL Corp.	88,100	774,399
		4,265,566
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares) (a)	24,000	21,071
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	22,000	426,800
Alstom SA	8,800	667,765
GrafTech International Ltd. (a)	10,900	164,699
		1,259,264
Machinery - 1.1%
Caterpillar, Inc.	8,800	524,480
Cummins, Inc.	24,200	1,058,024

	Shares	Value
Eaton Corp.	4,500	$ 252,810
SPX Corp.	3,200	246,400
		2,081,714
Marine - 0.2%
DryShips, Inc.	12,300	436,527
Road & Rail - 0.7%
CSX Corp.	6,200	338,334
Norfolk Southern Corp.	16,800	1,112,328
		1,450,662
TOTAL INDUSTRIALS		10,814,323
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	70,600	1,592,736
Juniper Networks, Inc. (a)	5,600	117,992
Nortel Networks Corp. (a)	144	317
QUALCOMM, Inc.	13,400	575,798
Research In Motion Ltd. (a)	1,300	88,790
Starent Networks Corp. (a)	12,100	156,574
		2,532,207
Computers & Peripherals - 0.5%
Apple, Inc. (a)	8,400	954,744
Internet Software & Services - 0.1%
Omniture, Inc. (a)	14,800	271,728
IT Services - 0.7%
MasterCard, Inc. Class A	3,100	549,723
Visa, Inc.	12,500	767,375
		1,317,098
Semiconductors & Semiconductor Equipment - 0.6%
Cree, Inc. (a)	8,900	202,742
Entropic Communications, Inc.	24,100	33,981
Intel Corp.	28,600	535,678
MEMC Electronic Materials, Inc. (a)	14,400	406,944
		1,179,345
Software - 0.5%
Nintendo Co. Ltd.	2,600	1,103,856
TOTAL INFORMATION TECHNOLOGY		7,358,978
MATERIALS - 13.2%
Chemicals - 7.5%
CF Industries Holdings, Inc.	12,900	1,179,834
FMC Corp.	21,700	1,115,163
Monsanto Co.	32,400	3,206,952
Potash Corp. of Saskatchewan, Inc.	25,300	3,339,853
Terra Industries, Inc.	31,600	929,040
The Mosaic Co.	72,400	4,924,648
Uralkali JSC GDR (Reg. S)	8,400	265,853
		14,961,343
Metals & Mining - 5.7%
ArcelorMittal SA (NY Shares) Class A	17,100	844,398
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	25,100	$ 918,966
BHP Billiton Ltd. sponsored ADR	10,000	519,900
Cleveland-Cliffs, Inc.	4,800	254,112
Companhia Vale do Rio Doce sponsored ADR	27,700	530,455
Freeport-McMoRan Copper & Gold, Inc. Class B	42,800	2,433,180
Goldcorp, Inc.	32,000	1,006,238
Impala Platinum Holdings Ltd.	33,900	691,756
Kinross Gold Corp.	48,800	783,533
Newmont Mining Corp.	29,000	1,124,040
Nucor Corp.	13,300	525,350
Steel Dynamics, Inc.	48,100	822,029
United States Steel Corp.	11,400	884,754
		11,338,711
TOTAL MATERIALS		26,300,054
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
TIM Participacoes SA sponsored ADR (non-vtg.)	5,400	112,644
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	27,000	668,250
Multi-Utilities - 0.2%
Sempra Energy	5,600	282,632
TOTAL UTILITIES		950,882
TOTAL COMMON STOCKS (Cost $107,735,024)		95,844,201
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.59% to 1.68% 10/16/08 to 12/4/08 (f) (Cost $1,496,174)	$ 1,500,000	1,498,327
International Equity Funds - 8.4%
	Shares
Fidelity International Equity Central Fund (g) (Cost $24,264,155)	248,368	16,670,479
Fixed-Income Funds - 27.6%

Fidelity Floating Rate Central Fund (g)	66,433	5,633,546
Fidelity High Income Central Fund 1 (g)	36,696	3,137,877

	Shares	Value
Fidelity VIP Investment Grade Central Fund (g)	475,321	$ 46,101,345
TOTAL FIXED-INCOME FUNDS (Cost $58,551,610)		54,872,768
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 1.92% (b)	28,853,942	28,853,942
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	582,250	582,250
TOTAL MONEY MARKET FUNDS (Cost $29,436,192)		29,436,192
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $221,483,155)	198,321,967
NET OTHER ASSETS - 0.1%	228,227
NET ASSETS - 100%	$ 198,550,194
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
356 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 20,779,720	$ (515,783)

The face value of futures purchased as a percentage of net assets - 10.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $646,425 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,498,327.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 392,762
Fidelity Floating Rate Central Fund	287,049
Fidelity High Income Central Fund 1	204,481
Fidelity International Equity Central Fund	484,110
Fidelity Securities Lending Cash Central Fund	23,501
Fidelity VIP Investment Grade Central Fund	1,868,812
Total	$ 3,260,715
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,173,436	$ 146,600	$ -	$ 5,633,546	0.2%
Fidelity High Income Central Fund 1	3,399,366	112,994	-	3,137,877	1.3%
Fidelity International Equity Central Fund	20,230,794	3,617,662	-	16,670,479	2.7%
Fidelity VIP Investment Grade Central Fund	51,321,331	1,768,975	4,507,196	46,101,345	1.3%
Total	$ 81,124,927	$ 5,646,231	$ 4,507,196	$ 71,543,247
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 198,321,967	$ 192,955,787	$ 5,366,180	$ -
Other Financial Instruments*	$ (515,783)	$ (515,783)	$ -	$ -
*Other financial instruments include Futures Contracts
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $221,297,800. Net unrealized depreciation aggregated $22,975,833, of which $8,862,585 related to appreciated investment securities and $31,838,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2008

1.808780.104

VIPIGB-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.4%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	466,174	$ 40,496,492
Fidelity VIP Investment Grade Central Fund (c)	26,832,131	2,602,448,346
TOTAL FIXED-INCOME FUNDS (Cost $2,811,153,748)		2,642,944,838
Nonconvertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17 (Cost $2,390,624)	$ 2,425,000	2,118,938
Asset-Backed Securities - 0.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5875% 1/22/13 (a)(b)	1,800,000	630,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	1,025,082	778,512
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	656,597
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	371,253
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	692,208	655,528
Luminent Mortgage Trust Series 2006-5 Class A1A, 3.3969% 7/25/36 (b)	3,951,661	2,389,263
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	1,803
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	616,587
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.7069% 10/25/36 (a)(b)	1,025,000	164,666
TOTAL ASSET-BACKED SECURITIES (Cost $9,187,870)		6,264,209
Collateralized Mortgage Obligations - 0.3%
	Principal Amount	Value
Private Sponsor - 0.2%
Luminent Mortgage Trust floater Series 2006-1 Class A1, 3.4469% 4/25/36 (b)	$ 6,060,718	$ 3,674,405
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 5.5069% 7/25/36 (a)(b)	1,777,196	15,391
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 5.7069% 12/25/36 (a)(b)	810,000	27,702
TOTAL PRIVATE SPONSOR		3,717,498
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	3,576,143	3,555,377
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,520,365)		7,272,875
Cash Equivalents - 0.2%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) # (Cost $4,010,000)	$ 4,010,244	4,010,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,837,262,607)	2,662,610,860
NET OTHER ASSETS - (0.2)%	(4,422,770)
NET ASSETS - 100%	$ 2,658,188,090
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 1,900,000	$ (72,574)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,865,000	(67,432)
		$ 3,765,000	$ (140,006)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,918,039 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,010,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 2,750,994
Barclays Capital, Inc.	169,862
Societe Generale, New York Branch	375,136
UBS Securities LLC	714,008
$ 4,010,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 2,165,798
Fidelity VIP Investment Grade Central Fund	96,007,433
Total	$ 98,173,231
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,871,563	$ 9,418,617	$ -	$ 40,496,492	10.4%
Fidelity VIP Investment Grade Central Fund	2,517,706,878	316,602,375	84,923,212	2,602,448,346	72.0%
Total	$ 2,553,578,441	$ 326,020,992	$ 84,923,212	$ 2,642,944,838
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,662,610,860	$ 2,642,944,838	$ 19,456,460	$ 209,562
Other Financial Instruments*	$ (140,006)	$ -	$ (140,006)	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 505,793
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	273,153
Cost of Purchases	85
Proceeds of Sales	-
Amortization/Accretion	(569,469)
Transfer in/out of Level 3	-
Ending Balance	$ 209,562

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,778,007,429. Net unrealized depreciation aggregated $115,396,569, of which $147,632 related to appreciated investment securities and $115,544,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Money Market Portfolio

September 30, 2008

1.807728.104

VIPMM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 38.6%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.4%
Bank of America NA
2/11/09	3.00%	$ 9,000,000	$ 9,000,000
PNC Bank NA, Pittsburgh
4/1/09	3.09	6,000,000	6,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 8.9%
Barclays Bank PLC
10/24/08 to 12/29/08	3.20 to 4.50	46,000,000	46,000,000
Calyon SA
10/1/08 to 12/18/08	2.98 to 3.30	33,000,000	33,000,000
Credit Agricole SA
11/3/08 to 2/2/09	2.82 to 3.22	63,000,000	63,000,000
Credit Industriel et Commercial
10/7/08 to 12/5/08	3.00 to 8.50	59,000,000	59,000,000
Landesbank Hessen-Thuringen
11/13/08 to 11/26/08	2.90 to 2.95	37,000,000	37,000,000
National Australia Bank Ltd.
10/27/08 to 12/29/08	2.85 to 3.16	34,500,000	34,498,798
Royal Bank of Scotland PLC
1/16/09	3.12	15,000,000	15,000,439
Societe Generale
10/9/08	2.90	3,000,000	3,000,000
UniCredit SpA
11/7/08 to 12/11/08	2.93 to 3.00	58,000,000	58,000,000
			348,499,237
New York Branch, Yankee Dollar, Foreign Banks - 29.3%
Abbey National Treasury Services PLC
11/19/08	3.01 (c)	4,000,000	4,000,000
Banco Bilbao Vizcaya Argentaria SA
10/28/08 to 10/30/08	3.00	5,000,000	5,000,020
Banco Santander SA
10/20/08 to 2/13/09	2.75 to 3.19	43,000,000	43,000,000
Bank of Montreal
10/7/08 to 12/5/08	2.99 to 3.74 (c)	80,000,000	80,000,000
Bank of Nova Scotia
10/15/08 to 12/5/08	3.09 to 3.11 (c)	49,000,000	49,000,000
Bank of Scotland PLC
10/3/08 to 11/6/08	2.67 to 3.01 (c)	69,000,000	69,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/8/08 to 11/24/08	2.85 to 4.50	128,000,000	128,000,000
Barclays Bank PLC
10/3/08 to 2/26/09	2.99 to 3.32 (c)	106,000,000	106,000,000

Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
10/2/08 to 4/23/09	2.65 to 3.12%	$ 112,000,000	$ 112,000,000
Calyon SA
2/9/09	3.15	22,000,000	22,000,000
Commerzbank AG
10/16/08	2.80	11,000,000	11,000,000
Credit Suisse First Boston
10/27/08 to 11/11/08	2.89 to 3.15 (c)	47,000,000	47,000,000
Deutsche Bank AG
10/6/08	3.00 (c)	23,000,000	23,000,000
Intesa Sanpaolo SpA
10/1/08 to 3/9/09	2.80 to 3.56 (c)	131,000,000	130,999,669
Natixis SA
11/17/08	2.95	3,000,000	3,000,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	17,000,000	17,000,000
Royal Bank of Canada
11/19/08 to 1/1/09	3.01 to 3.21 (c)	36,000,000	36,000,000
Royal Bank of Scotland PLC
10/24/08 to 3/9/09	2.80 to 4.26 (c)	126,000,000	126,000,000
San Paolo IMI SpA
4/21/09	3.15	12,000,000	12,000,000
Societe Generale
10/14/08 to 12/17/08	2.82 to 3.28	52,000,000	52,000,000
Sumitomo Mitsui Banking Corp.
10/31/08 to 11/7/08	2.85	31,000,000	31,000,000
Svenska Handelsbanken AB
11/26/08	3.16 (c)	7,000,000	7,000,000
Toronto-Dominion Bank
2/17/09	3.03	11,000,000	11,000,000
UniCredit SpA
10/1/08	2.75	12,000,000	12,000,000
			1,136,999,689
TOTAL CERTIFICATES OF DEPOSIT			1,500,498,926
Commercial Paper - 23.6%

American Water Capital Corp.
10/6/08	2.96	3,000,000	2,998,771
Atlantic Asset Securitization Corp.
10/6/08 to 11/5/08	2.68 to 4.27	87,000,000	86,892,763
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/26/09	3.11 to 3.17	72,000,000	71,246,269
Bank of Scotland PLC
10/1/08	7.95	7,000,000	7,000,000
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
CBA Finance, Inc.
11/18/08	2.84%	$ 7,000,000	$ 6,973,773
Covidien International Finance SA
10/10/08	2.91	1,000,000	999,275
CVS Caremark Corp.
10/14/08	2.96 to 3.01	6,000,000	5,993,572
Dakota Notes (Citibank Credit Card Issuance Trust)
10/1/08 to 11/13/08	2.74 to 6.25	40,000,000	39,942,422
Dominion Resources, Inc.
10/1/08 to 10/9/08	2.91 to 6.11	14,000,000	13,997,831
Dow Chemical Co.
10/8/08	3.01	2,000,000	1,998,833
Duke Energy Corp.
10/2/08 to 10/6/08	6.03 to 6.11	8,000,000	7,997,296
Emerald Notes (BA Credit Card Trust)
10/21/08 to 11/18/08	3.02 to 3.04	20,000,000	19,958,780
General Electric Capital Corp.
2/3/09	2.90	11,000,000	10,890,764
Govco, Inc.
10/14/08	2.75	2,000,000	1,998,028
Ingersoll Rand Global Holding Co. Ltd.
10/10/08	2.93	4,000,000	3,997,080
International Lease Financial Corp.
10/1/08	3.01	4,000,000	4,000,000
Intesa Funding LLC
12/3/08	3.00	15,000,000	14,922,431
ITT Corp.
10/6/08 to 10/7/08	2.93 to 2.96	4,000,000	3,998,206
JPMorgan Chase & Co.
12/4/08	2.74	13,000,000	12,937,600
Kitty Hawk Funding Corp.
10/10/08	2.73	8,000,000	7,994,580
Natexis Banques Populaires US Finance Co. LLC
10/10/08 to 3/9/09	2.77 to 3.16	95,000,000	94,436,151
National Grid USA
10/9/08	3.01	4,000,000	3,997,333
Nationwide Building Society
10/27/08 to 1/23/09	2.80 to 3.40	30,000,000	29,804,595
Nissan Motor Acceptance Corp.
10/1/08 to 10/17/08	3.01	3,000,000	2,998,667
Pacific Gas & Electric Co.
10/1/08 to 10/2/08	6.16 to 7.25	7,000,000	6,999,317
Palisades Notes (Citibank Omni Master Trust)
10/1/08 to 12/8/08	2.92 to 6.75	32,000,000	31,919,206
Rockies Express Pipeline LLC
10/1/08 to 10/2/08	2.96 to 3.06	6,000,000	5,999,915

Due Date	Yield (a)	Principal Amount	Value
Salisbury Receivables Co. LLC
10/1/08 to 10/6/08	2.54 to 6.00%	$ 49,000,000	$ 48,997,334
Santander Finance, Inc.
10/14/08	2.75	11,000,000	10,989,156
Sheffield Receivables Corp.
10/6/08 to 10/27/08	2.53 to 4.51	54,000,000	53,947,614
Societe Generale North America, Inc.
10/31/08 to 12/4/08	2.85 to 2.90	45,000,000	44,846,051
Spectra Energy Capital, LLC
10/10/08	2.98	1,000,000	999,258
Textron Financial Corp.
10/2/08	6.11	9,000,000	8,998,475
Thames Asset Global Securities No. 1, Inc.
10/1/08 to 12/9/08	2.53 to 6.00	185,396,000	185,236,771
Transocean, Inc.
10/2/08 to 10/15/08	2.99 to 3.01	6,000,000	5,996,273
UniCredito Italiano Bank (Ireland) PLC
10/31/08 to 3/18/09	3.00 to 3.15	35,000,000	34,703,822
Virginia Electric & Power Co.
10/1/08 to 10/2/08	2.95 to 6.11	2,000,000	1,999,831
WellPoint, Inc.
10/2/08 to 10/8/08	3.01	5,000,000	4,998,917
XTO Energy, Inc.
10/1/08 to 10/10/08	3.01 to 7.00	11,000,000	10,992,500
TOTAL COMMERCIAL PAPER			915,599,460
Federal Agencies - 3.2%

Fannie Mae - 0.6%
11/12/08	2.75 (c)	23,655,000	23,643,456
Federal Home Loan Bank - 1.4%
10/13/08 to 1/1/09	2.41 to 3.88 (c)	55,890,000	55,816,041
Freddie Mac - 1.2%
10/20/08 to 3/31/09	2.72 to 3.17 (c)	46,000,000	45,887,630
TOTAL FEDERAL AGENCIES			125,347,127
U.S. Treasury Obligations - 0.7%
Due Date	Yield (a)	Principal Amount	Value
U.S. Treasury Bills - 0.7%
1/8/09 to 4/2/09	1.55 to 1.66%	$ 25,970,000	$ 25,794,150
Bank Notes - 1.5%

Bank of America NA
11/6/08	3.00 (c)	23,000,000	23,000,000
Banque Federative du Credit Mutuel
11/28/08	2.96 (b)(c)	12,000,000	12,000,000
Societe Generale
12/4/08	3.29 (b)(c)	22,000,000	22,000,000
TOTAL BANK NOTES			57,000,000
Master Notes - 1.1%

Asset Funding Co. III LLC
10/6/08 to 10/14/08	2.55 to 3.14 (c)(d)	41,000,000	41,000,000
Medium-Term Notes - 17.7%

Abbey National Treasury Services PLC
10/2/08	2.73 (c)	2,000,000	1,999,990
Allstate Life Global Funding Trusts
12/22/08	3.45 (c)	1,000,000	1,000,000
American Honda Finance Corp.
10/14/08 to 12/18/08	2.92 to 3.01 (b)(c)	38,000,000	37,948,451
AT&T, Inc.
12/5/08	3.23 (b)(c)	33,000,000	33,000,000
Australia & New Zealand Banking Group Ltd.
10/23/08 to 12/2/08	3.02 to 3.22 (b)(c)	29,000,000	29,000,000
Bank of America NA
10/3/08	2.99 (c)	30,000,000	30,000,000
Bank of Montreal
10/6/08	2.99 (b)(c)	14,000,000	14,000,000
Bayerische Landesbank Girozentrale
10/15/08	2.83 (c)	10,000,000	10,000,000
BNP Paribas SA
11/13/08	3.01 (c)	20,000,000	20,000,000
BP Capital Markets PLC
12/11/08	2.92 (c)	14,000,000	14,000,000
Caja Madrid SA
10/20/08	2.94 (b)(c)	7,000,000	7,000,000
Commonwealth Bank of Australia
10/3/08 to 10/24/08	2.99 to 3.21 (b)(c)	48,430,000	48,430,212
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Compagnie Financiere du Credit Mutuel
12/9/08	3.02% (b)(c)	$ 7,000,000	$ 7,000,000
Credit Agricole SA
12/22/08	3.43 (b)(c)	31,000,000	31,000,000
DnB NOR Bank ASA
10/27/08	3.22 (b)(c)	27,000,000	26,999,995
General Electric Capital Corp.
10/9/08 to 12/12/08	2.51 to 3.22 (c)	16,000,000	15,999,955
HSH Nordbank AG
10/23/08	3.26 (b)(c)	6,000,000	6,000,000
ING USA Annuity & Life Insurance Co.
12/24/08	3.46 (c)(d)	3,000,000	3,000,000
Intesa Bank Ireland PLC
10/27/08	3.23 (b)(c)	20,000,000	20,000,000
Jackson National Life Insurance Co.
12/8/08	3.32 (b)(c)	5,500,000	5,500,000
Lloyds TSB Group PLC
11/7/08	3.10 (b)(c)	22,000,000	22,000,000
Merrill Lynch & Co., Inc.
10/6/08 to 10/15/08	2.57 to 2.65 (c)	13,000,000	13,000,133
Metropolitan Life Global Funding I
10/6/08	2.54 (b)(c)	3,884,000	3,884,000
Morgan Stanley
10/1/08 to 10/27/08	1.78 to 3.80 (c)	23,000,000	23,000,020
National Australia Bank Ltd.
12/8/08	3.03 (b)(c)	16,000,000	16,000,000
New York Life Insurance Co.
11/28/08 to 12/29/08	2.98 to 3.93 (c)(d)	39,000,000	39,000,000
Nordea Bank AB
10/24/08	3.15 (b)(c)	22,000,000	22,000,000
Pacific Life Global Funding
10/6/08	2.56 (b)(c)	3,000,000	3,000,272
PNC Bank NA, Pittsburgh
11/4/08	3.03 (c)	7,000,000	7,000,000
Royal Bank of Canada
10/15/08	2.89 (b)(c)	23,000,000	23,000,000
Security Life of Denver Insurance Co.
11/28/08	3.07 (c)(d)	2,000,000	2,000,000
Svenska Handelsbanken AB
10/6/08	3.00 (b)(c)	24,000,000	24,000,000
Transamerica Occidental Life Insurance Co.
11/3/08	3.08 (c)(d)	10,000,000	10,000,000
UniCredito Italiano Bank (Ireland) PLC
10/8/08	2.52 (b)(c)	9,000,000	9,000,000
Verizon Communications, Inc.
12/15/08	2.90 (c)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Wachovia Bank NA
10/27/08	2.87% (c)	$ 13,000,000	$ 13,000,000
Wells Fargo & Co.
5/1/09	3.55 (c)	13,000,000	13,003,828
WestLB AG
10/10/08	2.56 (b)(c)	6,000,000	6,000,000
Westpac Banking Corp.
10/14/08 to 12/4/08	2.95 to 3.09 (b)(c)	56,000,000	55,993,941
12/11/08	2.88 (c)	8,000,000	8,001,286
TOTAL MEDIUM-TERM NOTES			688,762,083
Short-Term Notes - 0.4%

Metropolitan Life Insurance Co.
10/2/08 to 11/3/08	3.07 to 3.09 (c)(d)	15,000,000	15,000,000
Municipal Securities - 1.4%

Miami-Dade County School District TAN
10/3/08	5.78 to 6.34	54,500,000	54,462,500
Repurchase Agreements - 12.3%
	Maturity Amount
In a joint trading account at 2.14% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	199,012	199,000
With:
Banc of America Securities LLC:
at:
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $67,213,440, 7.25% - 11.5%, 2/4/17)	64,012,800	64,000,000
7.25%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $35,707,929, 5.5% - 8.28%, 4/1/09 - 10/15/30)	34,006,847	34,000,000
at 7.25%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $4,200,849)	4,000,806	4,000,000
Barclays Capital, Inc. at:
3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $7,392,886)	7,053,667	7,000,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $33,606,730)	32,006,400	32,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
Citigroup Global Markets, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $76,665,331, 6.45% - 8.15%, 5/2/12 - 3/19/38)	$ 73,014,600	$ 73,000,000
Credit Suisse First Boston, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $31,505,670)	30,006,000	30,000,000
Deutsche Bank Securities, Inc. at:
2.6%, dated 9/2/08 due 10/2/08 (Collateralized by Corporate Obligations valued at $7,365,395, 7.38% - 13.11%, 4/1/12 - 12/15/26)	7,015,167	7,000,000
2.63%, dated 9/4/08 due 10/6/08 (Collateralized by Corporate Obligations valued at $13,677,493, 2% - 3.25%, 8/1/15 - 4/15/21)	13,030,391	13,000,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at:
$118,673,730, 2.94% - 9%, 7/27/09 - 8/15/31)	113,022,600	113,000,000
$36,758,175, 1.5% 12/15/37)	35,007,000	35,000,000
ING Financial Markets LLC at 2.69%, dated 9/10/08 due 10/10/08 (Collateralized by Corporate Obligations valued at $8,413,743, 4.88% - 5.8%, 6/7/12 - 2/15/36)	8,017,933	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at 7.15%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations valued at $12,364,462, 2.99% - 3.39%, 7/15/34 - 5/1/36)	12,002,383	12,000,000
UBS Warburg LLC:
at 3.05%, dated 7/24/08 due 10/22/08 (Collateralized by Corporate Obligations valued at $4,224,411, 6.13%- 7.25%, 8/15/13 - 1/15/18)	4,030,500	4,000,000
at 3%, dated 7/8/08 due 10/6/08 (Collateralized by U.S. Government Obligations valued at $16,434,313, 6%, 1/15/38 - 1/15/38)	16,120,000	16,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
Wachovia Securities, Inc. at:
2.74%, dated 9/11/08 due 10/7/08 (Collateralized by Corporate Obligations valued at $12,619,180, 4.13% - 5.75%, 12/15/09 - 12/15/17)	$ 12,023,747	$ 12,000,000
2.92%, dated 9/10/08 due 10/7/08 (Collateralized by Commercial Paper Obligations valued at $13,412,808, 10/6/08)	13,028,470	13,000,000
TOTAL REPURCHASE AGREEMENTS		477,199,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,900,663,246)	3,900,663,246
NET OTHER ASSETS - (0.5)%	(17,779,547)
NET ASSETS - 100%	$ 3,882,883,699
Security Type Abbreviation
TAN - TAX ANTICIPATION NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $484,756,871 or 12.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,000,000 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 2.55%, 10/6/08	11/7/06	$ 13,000,000
2.56%, 10/6/08	8/29/06	$ 13,000,000
3.14%, 10/14/08	7/11/08	$ 15,000,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 3,000,000
Metropolitan Life Insurance Co.: 3.07%, 10/2/08	3/26/02	$ 10,000,000
3.09%, 11/3/08	2/24/03	$ 5,000,000
New York Life Insurance Co.: 2.98%, 11/28/08	5/12/08	$ 9,000,000
3.93%, 12/29/08	3/28/08	$ 30,000,000
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 3.08%, 11/3/08	4/29/08	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$199,000 due 10/01/08 at 2.14%
ABN AMRO Bank N.V., New York Branch	$ 5,817
Banc of America Securities LLC	45,373
Barclays Capital, Inc.	93,595
Deutsche Bank Securities, Inc.	5,817
ING Financial Markets LLC	5,817
J.P. Morgan Securities, Inc.	11,518
RBC Capital Markets Corp.	9,307
Societe Generale, New York Branch	11,634
UBS Securities LLC	10,122
$ 199,000
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,900,663,246	$ -	$ 3,900,663,246	$ -
Income Tax Information
At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,900,663,246.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2008

1.808796.104

VIPSI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 25.7%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		$ 385,000	$ 219,450
6% 5/1/15		1,405,000	649,813
ON Semiconductor Corp. 0% 4/15/24		20,000	18,684
Spansion, Inc. 2.25% 6/15/16 (g)		240,000	70,104
			958,051
Nonconvertible Bonds - 25.5%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		170,000	125,800
Visteon Corp. 7% 3/10/14		400,000	196,000
			321,800
Automobiles - 0.2%
Ford Motor Co.:
7.125% 11/15/25		15,000	6,132
7.4% 11/1/46		80,000	29,200
7.45% 7/16/31		553,000	237,790
7.5% 8/1/26		35,000	14,175
8.875% 1/15/22		70,000	31,150
8.9% 1/15/32		30,000	15,000
General Motors Corp.:
6.75% 5/1/28		127,000	40,640
7.125% 7/15/13		210,000	96,600
7.4% 9/1/25		244,000	87,840
8.25% 7/15/23		258,000	101,265
			659,792
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		175,000	162,750
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,000
			200,750
Hotels, Restaurants & Leisure - 1.1%
Cap Cana SA 9.625% 11/3/13 (g)		100,000	59,000
Carrols Corp. 9% 1/15/13		355,000	298,200
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	110,500
8% 11/15/13		100,000	88,500
MGM Mirage, Inc.:
5.875% 2/27/14		185,000	130,425
6.625% 7/15/15		235,000	162,150

		Principal Amount (d)	Value
6.75% 4/1/13		$ 50,000	$ 39,500
6.875% 4/1/16		75,000	51,750
7.5% 6/1/16		290,000	207,350
7.625% 1/15/17		162,000	116,640
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	69,000
OSI Restaurant Partners, Inc. 10% 6/15/15		885,000	398,250
Scientific Games Corp. 6.25% 12/15/12		40,000	35,200
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		100,000	67,000
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		349,000	319,335
Six Flags, Inc.:
8.875% 2/1/10		580,000	435,000
9.625% 6/1/14		46,000	25,760
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	88,825
Station Casinos, Inc.:
6% 4/1/12		400,000	226,000
6.5% 2/1/14		811,000	251,410
6.625% 3/15/18		830,000	257,300
6.875% 3/1/16		865,000	268,150
7.75% 8/15/16		680,000	368,900
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	20,470
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	44,888
Vail Resorts, Inc. 6.75% 2/15/14		225,000	207,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	80,500
9% 1/15/12		30,000	19,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		78,000	61,620
			4,508,123
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		20,000	19,600
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		140,000	124,600
			144,200
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	33,400
Media - 2.5%
AMC Entertainment, Inc. 11% 2/1/16		120,000	117,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
BSkyB Finance UK Ltd. 5.75% 10/20/17 (Reg. S)	GBP	75,000	$ 117,687
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 600,000	606,000
CanWest Media, Inc. 8% 9/15/12		40,000	32,800
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		1,057,000	708,190
11% 10/1/15		22,000	14,740
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		640,000	569,600
10.25% 9/15/10		193,000	173,700
10.25% 10/1/13		425,000	357,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		255,000	249,900
Clear Channel Communications, Inc.:
4.9% 5/15/15		255,000	75,863
5.5% 9/15/14		343,000	106,330
5.5% 12/15/16		160,000	59,200
5.75% 1/15/13		195,000	86,775
6.875% 6/15/18		185,000	70,300
7.25% 10/15/27		207,000	76,590
10.75% 8/1/16 (g)		750,000	411,563
CSC Holdings, Inc.:
6.75% 4/15/12		70,000	64,400
7.625% 7/15/18		264,000	229,680
7.875% 2/15/18		346,000	307,940
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	41,400
6.625% 10/1/14		790,000	628,050
7.125% 2/1/16		1,995,000	1,605,975
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	13,000
iesy Repository GmbH 10.375% 2/15/15 (g)		50,000	48,000
Lamar Media Corp. 6.625% 8/15/15		770,000	642,950
Liberty Media Corp.:
8.25% 2/1/30		195,000	131,582
8.5% 7/15/29		230,000	162,530
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	49,250
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)		460,000	301,300

		Principal Amount (d)	Value
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		$ 110,000	$ 112,200
10.375% 9/1/14 (g)		385,000	404,250
The Reader's Digest Association, Inc. 9% 2/15/17		160,000	90,400
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,290,000	1,032,000
Videotron Ltd. 6.875% 1/15/14		125,000	115,000
WPP Group PLC 6% 4/4/17	GBP	75,000	117,797
			9,931,842
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		300,000	296,074
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		150,000	69,000
10.375% 6/1/15 pay-in-kind		235,000	58,780
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	7,800
10% 11/1/14		810,000	506,250
11.375% 11/1/16		419,000	197,978
Toys 'R' US, Inc. 7.875% 4/15/13		185,000	146,150
			985,958
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		170,000	136,850
9.75% 1/15/15		115,000	101,200
			238,050
TOTAL CONSUMER DISCRETIONARY			17,319,989
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		100,000	72,420
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		170,000	86,700
9.5% 6/15/17		345,000	175,950
Tesco PLC 5.875% 9/12/16	EUR	100,000	134,625
			397,275
Food Products - 0.2%
Bertin Ltda. 10.25% 10/5/16 (g)		100,000	82,000
Gruma SA de CV 7.75%		385,000	369,600
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	12,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	24,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		$ 35,000	$ 28,525
10.625% 4/1/17		65,000	48,750
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	105,300
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	142,800
			813,475
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	61,500
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	37,500
TOTAL CONSUMER STAPLES			1,382,170
ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		130,000	120,900
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		240,000	230,400
Seabulk International, Inc. 9.5% 8/15/13		135,000	140,400
			491,700
Oil, Gas & Consumable Fuels - 2.9%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	127,650
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		245,000	220,500
Atlas Pipeline Partners LP 8.125% 12/15/15		365,000	339,450
Berry Petroleum Co. 8.25% 11/1/16		150,000	126,000
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	232,500
8.875% 2/1/17		250,000	193,750
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	409,400
6.875% 11/15/20		390,000	333,450
7.5% 9/15/13		40,000	39,000
7.5% 6/15/14		35,000	33,513
7.625% 7/15/13		1,000,000	955,000

		Principal Amount (d)	Value
Colorado Interstate Gas Co. 6.8% 11/15/15		$ 260,000	$ 246,312
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		270,000	265,950
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	116,200
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,500
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	50,000	67,020
6.605% 2/13/18	EUR	50,000	53,695
Harvest Operations Corp. 7.875% 10/15/11		50,000	44,000
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	1,880
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (g)		130,000	114,400
Mariner Energy, Inc. 8% 5/15/17		80,000	67,600
Massey Energy Co. 6.875% 12/15/13		715,000	645,288
OPTI Canada, Inc. 7.875% 12/15/14		265,000	233,200
Peabody Energy Corp.:
7.375% 11/1/16		300,000	282,000
7.875% 11/1/26		300,000	270,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		170,000	154,275
6.625% 6/15/35 (g)		75,000	68,063
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		510,000	443,700
9.125% 7/15/13		600,000	558,000
Petroleos de Venezuela SA:
5.25% 4/12/17		3,030,000	1,636,200
5.375% 4/12/27		770,000	334,950
Petroleum Development Corp. 12% 2/15/18		265,000	265,000
Range Resources Corp. 7.375% 7/15/13		100,000	95,500
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		230,000	207,000
Ship Finance International Ltd. 8.5% 12/15/13		145,000	140,650
Southern Star Central Corp. 6.75% 3/1/16		90,000	82,575
Southwestern Energy Co. 7.5% 2/1/18 (g)		150,000	144,750
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		70,000	60,200
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	17,139
7.5% 4/1/17		445,000	433,464
7.625% 4/1/37		50,000	44,377
8.375% 6/15/32		40,000	38,318
TNK-BP Finance SA:
6.875% 7/18/11 (g)		300,000	256,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA: - continued
7.5% 3/13/13 (Reg. S)		$ 300,000	$ 231,000
Venoco, Inc. 8.75% 12/15/11		190,000	163,400
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	257,300
YPF SA 10% 11/2/28		340,000	311,100
			11,370,719
TOTAL ENERGY			11,862,419
FINANCIALS - 3.0%
Capital Markets - 0.2%
Bank of Scotland 6.125% 2/5/13	EUR	142,000	178,802
Goldman Sachs Group, Inc. 5.375% 2/15/13	EUR	65,000	75,438
Merrill Lynch & Co., Inc. 4.625% 10/2/13	EUR	100,000	108,638
Morgan Stanley 3.75% 3/1/13	EUR	100,000	120,821
VTB Capital SA 8.25% 6/30/11	EUR	100,000	117,951
			601,650
Commercial Banks - 1.0%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	70,000	123,296
Anglo Irish Bank Corp. PLC 5.505% 6/25/14 (i)	EUR	120,000	125,475
Banca Popolare di Lodi Investor Trust III 6.742% (i)	EUR	50,000	54,455
Bancaja Emisiones SA 4.625% (i)	EUR	100,000	64,650
Banco de Credito Del Peru 7.17% 10/15/22 (g)(i)	PEN	730,000	206,823
Bank of Scotland PLC 5.625% 5/23/13	EUR	50,000	63,428
Credit Agricole SA 5.971% 2/1/18	EUR	100,000	135,513
Development Bank of Philippines 8.375% (i)		400,000	380,000
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		975,000	692,250
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		150,000	133,500
Export-Import Bank of India 1.3925% 6/7/12 (i)	JPY	20,000,000	176,287
Halifax PLC 4.75% 3/24/09	EUR	100,000	136,402
HBOS PLC 6.305% 10/18/17 (i)	GBP	50,000	80,757
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		280,000	205,800
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		135,000	127,575

		Principal Amount (d)	Value
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		$ 200,000	$ 198,000
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	57,128
St. George Bank Ltd. 6.5% 6/24/13	EUR	100,000	140,677
Standard Chartered Bank 5.419% 3/28/18 (i)	EUR	100,000	122,251
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		460,000	391,000
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	190,000
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		230,000	222,502
			4,027,769
Consumer Finance - 0.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	57,600
Ford Motor Credit Co. LLC:
7% 10/1/13		95,000	58,383
7.25% 10/25/11		170,000	108,102
7.375% 2/1/11		45,000	29,902
7.8% 6/1/12		190,000	123,500
8% 12/15/16		95,000	60,325
General Motors Acceptance Corp.:
6.875% 8/28/12		105,000	41,735
7% 2/1/12		325,000	132,473
GMAC LLC:
6% 4/1/11		311,000	147,328
6.625% 5/15/12		40,000	16,000
SLM Corp.:
5.158% 12/15/10 (i)	EUR	100,000	101,348
5.288% 6/17/13 (i)	EUR	57,000	52,608
			929,304
Diversified Financial Services - 0.8%
Banca Italease SpA 5.669% 6/28/16 (i)	EUR	100,000	120,933
Bank of America Corp. 7% 7/31/28	GBP	100,000	177,308
BAT International Finance PLC 5.375% 6/29/17	EUR	50,000	63,848
C10-EUR CAPITAL SPV Ltd. 6.277% 5/9/49 (i)	EUR	65,000	66,237
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		260,000	225,550
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	53,973
Citigroup, Inc. 4.25% 2/25/30 (i)	EUR	47,000	40,265
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	8,645	14,245
8.151% 12/31/30	GBP	20,000	34,216
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
FireKeepers Development Authority 13.875% 5/1/15 (g)		$ 100,000	$ 87,000
Getin Finance PLC 6.967% 5/13/09 (i)	EUR	50,000	66,143
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	211,820
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	58,428
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	50,000	75,761
7.25% 9/15/14	EUR	50,000	68,953
NCO Group, Inc. 11.875% 11/15/14		120,000	90,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		800,000	728,000
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (i)		200,000	170,000
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	6,713,586	238,035
TMK Capital SA 10% 7/29/11		300,000	254,280
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	150,000	190,771
UT2 Funding PLC 5.321% 6/30/16	EUR	80,000	79,162
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	61,316
4.375% 5/19/14	EUR	50,000	58,597
			3,234,841
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (i)	EUR	100,000	117,134
Old Mutual PLC 4.5% 1/18/17 (i)	EUR	50,000	61,907
Resolution PLC 6.5864% (i)	GBP	80,000	59,030
			238,071
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		95,000	84,550
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	224,400
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	175,950
8.625% 1/15/12		280,000	280,000
			764,900
Real Estate Management & Development - 0.3%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		165,000	102,300
Realogy Corp.:
10.5% 4/15/14		1,775,000	798,750

		Principal Amount (d)	Value
11.75% 4/15/14 pay-in-kind		$ 755,000	$ 237,951
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	92,013
			1,231,014
Thrifts & Mortgage Finance - 0.2%
Credit Logement SA:
4.604% (i)	EUR	100,000	117,381
5.558% 12/2/49 (i)	EUR	100,000	128,064
Irish Nationwide Building Society 5.089% 5/18/09 (i)	EUR	300,000	402,467
Nationwide Building Society 3.375% 8/17/15 (i)	EUR	200,000	242,703
			890,615
TOTAL FINANCIALS			11,918,164
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		420,000	399,000
Invacare Corp. 9.75% 2/15/15		90,000	88,200
			487,200
Health Care Providers & Services - 1.2%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		730,000	556,625
CRC Health Group, Inc. 10.75% 2/1/16		90,000	65,700
DASA Finance Corp. 8.75% 5/29/18 (g)		140,000	112,000
DaVita, Inc. 6.625% 3/15/13		340,000	319,600
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	125,000
HCA, Inc.:
9.125% 11/15/14		725,000	705,063
9.25% 11/15/16		650,000	632,125
9.625% 11/15/16 pay-in-kind		60,000	56,850
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	83,700
Rural/Metro Corp. 9.875% 3/15/15		80,000	72,000
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	77,220
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	28,050
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	674,375
Tenet Healthcare Corp.:
9.25% 2/1/15		105,000	99,225
9.875% 7/1/14		710,000	678,050
U.S. Oncology, Inc. 9% 8/15/12		150,000	145,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		$ 40,000	$ 34,700
Vanguard Health Holding Co. II LLC 9% 10/1/14		355,000	343,463
			4,809,246
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	69,125
Pharmaceuticals - 0.1%
Bayer AG 5.062% 4/10/10 (i)	EUR	50,000	69,591
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	58,500
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	170,269
			302,860
TOTAL HEALTH CARE			5,668,431
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	32,000
Hexcel Corp. 6.75% 2/1/15		100,000	97,000
Orbimage Holdings, Inc. 12.6538% 7/1/12 (i)		100,000	103,500
			232,500
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		50,000	31,500
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	9,375
10% 8/15/08 (a)		70,000	875
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		612,383	459,287
8.021% 8/10/22		321,249	228,087
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	1,050
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	800
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		132,000	87,120
8.028% 11/1/17		70,000	43,400
			861,944

		Principal Amount (d)	Value
Building Products - 0.3%
Compagnie de St. Gobain 5.212% 4/11/12 (i)	EUR	100,000	$ 130,707
Nortek, Inc.:
8.5% 9/1/14		$ 730,000	412,450
10% 12/1/13 (g)		325,000	287,625
NTK Holdings, Inc. 0% 3/1/14 (e)		455,000	197,925
			1,028,707
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,325
Allied Waste North America, Inc. 7.125% 5/15/16		170,000	158,525
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	103,000
Cenveo Corp. 10.5% 8/15/16 (g)		175,000	161,875
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	451,200
7.75% 1/15/15		180,000	178,200
8.625% 4/1/13		185,000	182,225
West Corp. 9.5% 10/15/14		475,000	380,000
			1,624,350
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	49,750
Obrascon Huarte Lain SA 5% 5/18/12	EUR	100,000	118,005
			167,755
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	54,600
General Cable Corp. 7.125% 4/1/17		40,000	37,200
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	55,800
SGL Carbon AG 6.215% 5/15/15 (i)	EUR	100,000	126,657
			274,257
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	100,000	120,174
Sequa Corp.:
11.75% 12/1/15 (g)		685,000	575,400
13.5% 12/1/15 pay-in-kind (g)		237,762	197,224
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (i)	GBP	50,000	76,623
			969,421
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		60,000	59,400
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		85,000	75,225
9.5% 8/1/14		380,000	349,600
			484,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.1%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	150,000	$ 149,143
Navios Maritime Holdings, Inc. 9.5% 12/15/14		$ 230,000	202,400
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	72,000
US Shipping Partners LP 13% 8/15/14		170,000	71,400
			494,943
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	51,000
7.75% 10/1/16		80,000	81,600
			132,600
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	96,500
7.625% 12/1/13		100,000	96,000
Kansas City Southern Railway Co. 7.5% 6/15/09		340,000	340,000
TFM SA de CV 9.375% 5/1/12		300,000	307,500
			840,000
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	100,000	126,380
Penhall International Corp. 12% 8/1/14 (g)		80,000	51,200
VWR Funding, Inc. 10.25% 7/15/15		250,000	210,000
			387,580
TOTAL INDUSTRIALS			7,498,282
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.5%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		320,000	310,400
Lucent Technologies, Inc.:
6.45% 3/15/29		820,000	500,200
6.5% 1/15/28		400,000	244,000
Nortel Networks Corp.:
7.0406% 7/15/11 (i)		190,000	122,550
10.125% 7/15/13		190,000	114,950
10.75% 7/15/16		690,000	393,300
10.75% 7/15/16 (g)		325,000	185,250
			1,870,650

		Principal Amount (d)	Value
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		$ 565,000	$ 509,913
IT Services - 0.4%
Ceridian Corp.:
11.25% 11/15/15 (g)		230,000	186,300
12.25% 11/15/15 pay-in-kind (g)(i)		55,000	44,000
Iron Mountain, Inc. 8.75% 7/15/18		785,000	796,775
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	234,650
Unisys Corp.:
8% 10/15/12		65,000	52,650
12.5% 1/15/16		210,000	199,500
			1,513,875
Office Electronics - 0.3%
Xerox Capital Trust I 8% 2/1/27		480,000	436,479
Xerox Corp.:
6.4% 3/15/16		600,000	567,156
7.625% 6/15/13		290,000	288,550
			1,292,185
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		395,000	335,750
ASML Holding NV 5.75% 6/13/17	EUR	200,000	220,324
Avago Technologies Finance Ltd.:
8.3106% 6/1/13 (i)		44,000	43,560
10.125% 12/1/13		695,000	701,950
11.875% 12/1/15		505,000	520,150
Freescale Semiconductor, Inc.:
8.875% 12/15/14		2,175,000	1,500,750
9.125% 12/15/14 pay-in-kind		1,550,000	976,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0688% 12/15/11 (i)		40,000	13,600
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	44,100
NXP BV:
7.875% 10/15/14		120,000	81,600
9.5% 10/15/15		1,305,000	678,600
Spansion LLC 11.25% 1/15/16 (g)		255,000	146,625
Viasystems, Inc. 10.5% 1/15/11		140,000	131,600
			5,395,109
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	29,000
TOTAL INFORMATION TECHNOLOGY			10,610,732
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 2.9%
Chemicals - 0.7%
America Rock Salt Co. LLC 9.5% 3/15/14		$ 225,000	$ 234,000
Georgia Gulf Corp.:
7.125% 12/15/13		80,000	46,400
9.5% 10/15/14		375,000	236,250
Huntsman LLC 11.625% 10/15/10		182,000	182,000
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	227,950
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	33,600
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,075,000	838,500
10.875% 12/1/14 pay-in-kind		285,000	206,183
11.5% 12/1/16		1,370,000	931,600
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	90,000
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		95,000	31,350
			3,057,833
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	29,200
Berry Plastics Holding Corp.:
8.875% 9/15/14		540,000	402,300
10.25% 3/1/16		270,000	164,700
BWAY Corp. 10% 10/15/10		90,000	86,400
Constar International, Inc. 11% 12/1/12		170,000	25,500
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	114,400
8% 4/15/23		235,000	198,575
Crown European Holdings SA 6.25% 9/1/11	EUR	150,000	198,113
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	100,800
8.25% 5/15/13		195,000	194,025
Rexam PLC 4.375% 3/15/13	EUR	100,000	127,876
Vitro SAB de CV:
8.625% 2/1/12		745,000	573,650
9.125% 2/1/17		120,000	76,800
			2,292,339
Metals & Mining - 1.4%
Aleris International, Inc. 9% 12/15/14		150,000	91,500
Compass Minerals International, Inc. 12% 6/1/13		220,000	220,000

		Principal Amount (d)	Value
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		$ 315,000	$ 326,025
Evraz Group SA 8.875% 4/24/13 (g)		755,000	581,350
FMG Finance Property Ltd.:
10% 9/1/13 (g)		225,000	211,500
10.625% 9/1/16 (g)		557,000	537,505
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		510,000	501,075
8.375% 4/1/17		1,970,000	1,935,525
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	72,363
Gerdau SA 8.875% (g)		125,000	120,000
International Steel Group, Inc. 6.5% 4/15/14		445,000	444,244
Ispat Inland ULC 9.75% 4/1/14		20,000	21,000
RathGibson, Inc. 11.25% 2/15/14		305,000	277,550
			5,717,962
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		440,000	440,000
Glatfelter 7.125% 5/1/16		40,000	37,600
NewPage Corp. 9.0506% 5/1/12 (i)		90,000	83,700
Solo Cup Co. 8.5% 2/15/14		135,000	108,000
			669,300
TOTAL MATERIALS			11,737,434
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.5%
British Telecommunications PLC 7.75% 12/7/16	GBP	60,000	113,458
Citizens Communications Co.:
7.875% 1/15/27		280,000	218,400
9% 8/15/31		220,000	168,300
Indosat Finance Co. BV 7.75% 11/5/10		250,000	243,750
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)		1,528,465	1,152,505
Intelsat Corp.:
9.25% 8/15/14 (g)		315,000	296,888
9.25% 6/15/16 (g)		280,000	260,764
Intelsat Ltd. 11.25% 6/15/16		970,000	948,175
Level 3 Financing, Inc.:
8.75% 2/15/17		20,000	13,800
12.25% 3/15/13		80,000	70,400
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	267,900
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		140,000	124,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28		$ 485,000	$ 327,375
8.75% 3/15/32		1,181,000	921,180
Telecom Egypt SAE 9.672% 2/4/10 (i)	EGP	117,780	21,173
U.S. West Communications 7.25% 10/15/35		15,000	10,500
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		865,000	873,650
			6,032,818
Wireless Telecommunication Services - 2.4%
American Tower Corp. 7.125% 10/15/12		685,000	676,438
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	267,300
Cricket Communications, Inc.:
9.375% 11/1/14		415,000	402,550
9.375% 11/1/14		175,000	169,750
10% 7/15/15 (g)		275,000	259,875
Digicel Group Ltd.:
8.875% 1/15/15 (g)		400,000	328,000
9.125% 1/15/15 pay-in-kind (g)(i)		200,000	164,000
9.25% 9/1/12 (g)		300,000	297,000
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		1,180,000	1,115,100
11.5% 6/15/16 (g)		40,000	38,400
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		225,000	211,500
8.875% 1/15/15 (g)		725,000	674,250
MetroPCS Wireless, Inc. 9.25% 11/1/14		785,000	733,975
Millicom International Cellular SA 10% 12/1/13		1,095,000	1,144,275
Nextel Communications, Inc.:
5.95% 3/15/14		815,000	546,050
7.375% 8/1/15		1,345,000	887,700
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		550,000	313,500

		Principal Amount (d)	Value
Telecom Personal SA 9.25% 12/22/10 (g)		$ 1,065,000	$ 1,027,725
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		400,000	308,000
			9,565,388
TOTAL TELECOMMUNICATION SERVICES			15,598,206
UTILITIES - 2.0%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14		200,000	200,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	201,000
Edison Mission Energy:
7.5% 6/15/13		780,000	752,700
7.75% 6/15/16		275,000	262,625
Energy Future Holdings:
10.875% 11/1/17 (g)		330,000	298,650
11.25% 11/1/17 pay-in-kind (g)(i)		460,000	386,400
Intergen NV 9% 6/30/17 (g)		450,000	441,000
Majapahit Holding BV 7.75% 10/17/16		200,000	174,000
National Power Corp. 6.875% 11/2/16 (g)		400,000	360,000
			3,076,375
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		325,000	242,125
6.875% 11/4/11 (Reg. S)		620,000	542,066
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	166,589
8% 3/1/32		410,000	381,530
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		665,000	472,150
			1,804,460
Independent Power Producers & Energy Traders - 0.7%
AES Corp.:
7.75% 10/15/15		1,105,000	1,016,600
8% 10/15/17		790,000	728,775
Enron Corp. 7.625% 9/10/04 (c)		400,000	8,000
NRG Energy, Inc.:
7.25% 2/1/14		325,000	297,375
7.375% 2/1/16		580,000	524,900
Reliant Energy, Inc.:
7.625% 6/15/14		250,000	188,750
7.875% 6/15/17		145,000	107,300
Tenaska Alabama Partners LP 7% 6/30/21 (g)		89,700	77,142
			2,948,842
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (f)(i)		$ 120,000	$ 132,000
Utilicorp United, Inc. 7.95% 2/1/11 (f)		3,000	2,970
			134,970
TOTAL UTILITIES			7,964,647
TOTAL NONCONVERTIBLE BONDS			101,560,474
TOTAL CORPORATE BONDS (Cost $121,582,398)			102,518,525
U.S. Government and Government Agency Obligations - 19.3%

U.S. Government Agency Obligations - 6.5%
Fannie Mae:
2.5% 4/9/10		30,000	29,705
2.875% 10/12/10		989,000	984,476
3% 7/12/10		1,000,000	997,722
3.25% 2/10/10		3,115,000	3,118,433
3.25% 8/12/10		1,309,000	1,312,050
3.25% 4/9/13		100,000	97,336
3.375% 5/19/11		941,000	942,931
3.625% 8/15/11		2,000,000	2,013,846
3.875% 12/10/09		3,360,000	3,390,993
3.875% 7/12/13		522,000	520,703
4.25% 5/15/09		40,000	40,222
4.875% 5/18/12		1,250,000	1,298,275
6% 5/15/11		380,000	405,668
Federal Home Loan Bank:
3.625% 12/17/10		850,000	853,943
3.625% 10/18/13		1,800,000	1,750,707
Freddie Mac:
3.25% 7/16/10		252,000	252,475
3.75% 6/28/13		300,000	297,669
3.875% 6/29/11		734,000	744,026
4.125% 11/30/09		1,400,000	1,415,270
4.5% 1/15/14		1,791,000	1,829,231
4.875% 6/13/18		1,716,000	1,739,193
5% 2/16/17		900,000	912,068
5.25% 7/18/11		5,000	5,249
5.5% 8/23/17		900,000	952,224
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			25,904,415
U.S. Treasury Obligations - 12.8%
U.S. Treasury Bonds:
4.375% 2/15/38		1,355,000	1,372,255

		Principal Amount (d)	Value
4.5% 5/15/38		$ 350,000	$ 361,320
4.75% 2/15/37		250,000	267,422
6.125% 8/15/29		6,621,000	8,160,899
6.25% 8/15/23 (h)		4,200,000	5,042,953
U.S. Treasury Notes:
1.75% 3/31/10		3,118,000	3,110,935
2.375% 8/31/10		1,000,000	1,007,656
2.75% 7/31/10		609,000	618,468
2.75% 2/28/13		9,651,000	9,601,232
2.875% 6/30/10		74,000	75,220
3.125% 8/31/13		3,600,000	3,627,562
3.375% 11/30/12		996,000	1,019,966
3.375% 6/30/13		734,000	748,737
3.875% 5/15/18		538,000	541,530
4% 8/15/18		221,000	224,142
4.25% 11/15/17		1,200,000	1,243,687
4.5% 5/15/17		1,000,000	1,053,828
4.625% 7/31/12		200,000	214,281
4.75% 8/15/17		6,296,000	6,749,016
5.125% 5/15/16		5,515,000	6,069,087
TOTAL U.S. TREASURY OBLIGATIONS			51,110,196
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,693,203)			77,014,611
U.S. Government Agency - Mortgage Securities - 7.9%

Fannie Mae - 4.5%
3.724% 9/1/33 (i)		28,452	28,462
3.907% 5/1/34 (i)		35,671	36,036
3.918% 5/1/34 (i)		46,582	47,115
3.978% 9/1/33 (i)		49,495	49,191
4% 9/1/13 to 10/1/20		248,995	240,153
4.101% 5/1/34 (i)		95,246	96,356
4.111% 9/1/33 (i)		84,306	84,895
4.171% 8/1/33 (i)		35,669	35,762
4.207% 9/1/33 (i)		62,287	62,868
4.21% 5/1/35 (i)		962,046	950,501
4.246% 8/1/35 (i)		155,089	156,145
4.251% 6/1/33 (i)		89,795	89,861
4.254% 8/1/33 (i)		40,383	40,233
4.287% 11/1/34 (i)		83,671	83,592
4.342% 10/1/19 (i)		10,181	10,244
4.393% 10/1/33 (i)		49,995	49,763
4.406% 6/1/33 (i)		90,650	90,948
4.414% 5/1/35 (i)		124,023	124,053
4.483% 11/1/33 (i)		11,352	11,498
4.487% 12/1/34 (i)		6,507	6,507
4.493% 1/1/35 (i)		56,256	56,817
4.5% 3/1/18 to 9/1/18		301,142	297,183
4.506% 3/1/35 (i)		263,458	266,748
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.579% 1/1/35 (i)		$ 100,246	$ 101,283
4.663% 8/1/34 (i)		154,008	153,548
4.693% 2/1/35 (i)		68,727	69,569
4.702% 2/1/35 (i)		146,710	147,093
4.728% 2/1/36 (i)		135,973	137,671
4.731% 10/1/35 (i)		14,721	14,654
4.741% 1/1/35 (i)		53,634	54,028
4.75% 7/1/35 (i)		36,016	36,057
4.761% 7/1/35 (i)		38,998	39,061
4.775% 3/1/35 (i)		61,513	61,679
4.786% 7/1/35 (i)		47,761	47,841
4.812% 6/1/35 (i)		56,271	56,421
4.824% 9/1/34 (i)		42,056	42,456
4.833% 10/1/34 (i)		98,091	99,275
4.835% 4/1/35 (i)		79,868	80,964
4.85% 7/1/34 (i)		41,421	41,923
4.85% 1/1/35 (i)		34,060	34,294
4.868% 7/1/35 (i)		63,877	64,300
4.874% 5/1/35 (i)		15,300	15,498
4.881% 3/1/33 (i)		27,030	27,160
4.889% 11/1/35 (i)		82,315	83,436
4.934% 5/1/35 (i)		62,755	62,862
4.947% 8/1/35 (i)		116,181	118,938
4.984% 2/1/34 (i)		77,867	78,183
4.984% 3/1/35 (i)		57,934	58,480
4.985% 2/1/35 (i)		61,695	62,373
5% 6/1/14		8,911	8,928
5.002% 5/1/35 (i)		113,254	114,230
5.011% 12/1/32 (i)		69,126	69,975
5.047% 10/1/35 (i)		67,213	67,623
5.072% 7/1/34 (i)		15,887	16,074
5.08% 3/1/37 (i)		663,402	667,382
5.096% 10/1/35 (i)		33,940	34,179
5.128% 10/1/35 (i)		43,270	43,513
5.169% 3/1/36 (i)		120,196	120,983
5.172% 8/1/34 (i)		66,098	67,137
5.179% 7/1/35 (i)		135,593	136,473
5.224% 5/1/35 (i)		45,606	45,955
5.266% 12/1/36 (i)		23,832	24,198
5.274% 7/1/35 (i)		297,425	299,842
5.306% 3/1/36 (i)		308,266	310,883
5.336% 7/1/35 (i)		19,182	19,446
5.343% 2/1/37 (i)		27,717	28,188
5.347% 2/1/36 (i)		12,405	12,579
5.389% 2/1/37 (i)		143,588	145,977
5.4% 4/1/36 (i)		42,180	43,366
5.469% 2/1/37 (i)		199,403	203,426
5.5% 12/1/13 to 6/1/20 (m)		4,673,150	4,752,618
5.502% 6/1/47 (i)		20,752	21,111
5.518% 11/1/36 (i)		32,827	33,423
5.577% 4/1/37 (i)		118,963	120,761

		Principal Amount (d)	Value
5.63% 4/1/36 (i)		$ 130,440	$ 132,272
5.632% 2/1/36 (i)		35,864	36,340
5.659% 6/1/36 (i)		76,031	77,035
5.784% 5/1/36 (i)		24,093	24,402
5.785% 3/1/36 (i)		277,743	281,806
5.8% 1/1/36 (i)		28,268	28,520
5.808% 5/1/36 (i)		188,196	190,953
5.813% 6/1/35 (i)		105,293	107,813
5.822% 9/1/36 (i)		55,685	56,703
5.892% 12/1/36 (i)		51,728	52,551
5.902% 5/1/36 (i)		95,490	96,986
5.954% 5/1/36 (i)		32,492	33,061
6% 5/1/12 to 6/1/23		2,192,403	2,241,910
6.013% 4/1/36 (i)		526,665	535,853
6.081% 3/1/37 (i)		59,727	60,778
6.156% 4/1/36 (i)		56,187	57,192
6.226% 3/1/37 (i)		19,972	20,240
6.252% 6/1/36 (i)		8,635	8,793
6.313% 6/1/36 (i)		1,338,227	1,364,953
6.5% 4/1/12 to 9/1/32		231,968	239,992
7.5% 5/1/37		38,876	41,120
TOTAL FANNIE MAE			17,801,521
Freddie Mac - 3.4%
3.792% 5/1/35 (i)		90,810	90,954
3.995% 7/1/33 (i)		76,035	76,274
4% 5/1/19 to 11/1/20		254,046	242,860
4.008% 4/1/34 (i)		164,222	162,946
4.298% 1/1/35 (i)		136,064	137,845
4.363% 6/1/33 (i)		41,027	41,010
4.492% 7/1/35 (i)		60,570	60,448
4.5% 8/1/33		32,501	30,701
4.557% 5/1/33 (i)		115,998	116,356
4.666% 9/1/36 (i)		30,537	30,539
4.79% 2/1/36 (i)		14,316	14,309
4.801% 3/1/35 (i)		31,066	31,265
4.885% 10/1/35 (i)		57,455	58,515
5% 7/1/18 to 9/1/38 (m)		6,560,829	6,415,704
5.009% 4/1/35 (i)		123,190	123,433
5.022% 4/1/35 (i)		4,683	4,674
5.027% 4/1/35 (i)		117,375	118,291
5.028% 7/1/35 (i)		184,161	186,035
5.034% 1/1/37 (i)		283,625	287,247
5.037% 10/1/36 (i)		58,836	59,962
5.103% 7/1/35 (i)		36,119	36,260
5.203% 9/1/35 (i)		33,117	33,273
5.277% 12/1/33 (i)		94,461	94,940
5.415% 3/1/37 (i)		19,680	19,699
5.454% 4/1/37 (i)		23,050	23,092
5.481% 1/1/36 (i)		38,288	38,660
5.5% 8/1/14 to 6/1/20		950,140	966,746
5.592% 3/1/36 (i)		221,144	223,198
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.735% 10/1/35 (i)		$ 14,426	$ 14,572
5.735% 1/1/36 (i)		20,468	20,673
5.752% 5/1/37 (i)		241,500	246,287
5.776% 3/1/37 (i)		115,976	117,519
5.793% 4/1/37 (i)		114,102	115,791
5.797% 5/1/37 (i)		139,829	142,546
5.811% 6/1/37 (i)		88,674	89,742
5.829% 5/1/37 (i)		40,106	40,720
5.832% 5/1/37 (i)		17,424	17,491
5.872% 7/1/36 (i)		763,077	772,446
5.949% 4/1/36 (i)		397,648	402,997
6% 10/1/16 to 2/1/19		436,894	451,236
6.006% 6/1/36 (i)		39,495	40,012
6.083% 6/1/37 (i)		21,901	22,163
6.141% 2/1/37 (i)		34,566	34,979
6.143% 12/1/36 (i)		259,499	262,696
6.182% 7/1/36 (i)		266,254	270,744
6.218% 5/1/36 (i)		34,500	35,074
6.273% 12/1/36 (i)		76,839	78,078
6.292% 1/1/37 (i)		90,622	91,626
6.383% 7/1/36 (i)		40,579	41,244
6.417% 6/1/37 (i)		9,888	10,047
6.479% 9/1/36 (i)		189,748	193,310
6.5% 12/1/14 to 3/1/22		394,558	408,828
6.641% 8/1/37 (i)		66,887	68,060
7.513% 4/1/37 (i)		6,771	6,945
TOTAL FREDDIE MAC			13,721,062
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $31,475,822)			31,522,583
Asset-Backed Securities - 0.2%

FCC SPARC Series 2005-1 Class B, 4.987% 7/15/11 (i)	EUR	100,000	136,860
Provide Bricks Series 2007-1 Class B, 5.322% 1/30/40 (i)	EUR	50,000	66,002
Smile Synthetic BV Series 2005 Class C, 5.328% 1/20/15 (i)	EUR	73,340	92,353
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	262,214
Southern Gas Networks PLC Class A1, 5.198% 10/21/10 (i)	EUR	100,000	137,349
Volkswagen Car Lease Series 9 Class B, 4.713% 4/21/12 (Reg. S) (i)	EUR	28,219	38,800
TOTAL ASSET-BACKED SECURITIES (Cost $835,866)			733,578
Collateralized Mortgage Obligations - 3.4%
		Principal Amount (d)	Value
Private Sponsor - 0.1%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.234% 2/17/52 (i)	EUR	50,000	$ 58,721
Series 2006-1X Class 2C, 5.314% 2/17/52 (i)	EUR	25,000	35,007
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 5.307% 10/18/54 (i)	EUR	50,000	63,223
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 5.363% 11/20/56 (i)	EUR	50,000	62,400
TOTAL PRIVATE SPONSOR			219,351
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 3.4569% 8/27/36 (i)		$ 470,787	465,491
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	437,948
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		78,653	79,385
Series 2002-11:
Class QC, 5.5% 3/25/17		162,281	164,020
Class UC, 6% 3/25/17		111,875	113,160
Series 2002-18 Class PC, 5.5% 4/25/17		855,000	869,170
Series 2002-61 Class PG, 5.5% 10/25/17		270,000	271,627
Series 2002-71 Class UC, 5% 11/25/17		430,000	425,755
Series 2002-9 Class PC, 6% 3/25/17		10,674	10,794
Series 2003-113:
Class PD, 4% 2/25/17		260,000	259,229
Class PE, 4% 11/25/18		80,000	74,204
Series 2003-122 Class OL, 4% 12/25/18		1,000,000	937,904
Series 2003-70 Class BJ, 5% 7/25/33		45,000	42,180
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	167,993
Series 2004-80 Class LD, 4% 1/25/19		100,000	98,233
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	70,074
Class KD, 4.5% 7/25/18		165,000	161,623
Series 2005-52 Class PB, 6.5% 12/25/34		206,460	212,928
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		42,785	43,218
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		$ 140,250	$ 140,192
Series 2004-95 Class AN, 5.5% 1/25/25		106,250	107,473
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	35,120
Series 2005-47 Class AK, 5% 6/25/20		370,000	360,770
Series 2006-72 Class CY, 6% 8/25/26		145,000	143,658
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		22,705	22,841
Series 2115 Class PE, 6% 1/15/14		6,902	7,102
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9875% 1/15/30 (i)		296,959	294,294
Series 2630 Class FL, 2.9875% 6/15/18 (i)		4,163	4,204
Series 2861 Class GF, 2.7875% 1/15/21 (i)		178,270	177,629
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		44,292	44,545
Series 2378 Class PE, 5.5% 11/15/16		249,244	250,945
Series 2381 Class OG, 5.5% 11/15/16		34,688	34,927
Series 2390 Class CH, 5.5% 12/15/16		112,244	113,072
Series 2425 Class JH, 6% 3/15/17		59,449	60,058
Series 2628 Class OE, 4.5% 6/15/18		95,000	92,885
Series 2695 Class DG, 4% 10/15/18		220,000	205,513
Series 2773 Class EG, 4.5% 4/15/19		725,000	683,814
Series 2831 Class PB, 5% 7/15/19		200,000	195,222
Series 2866 Class XE, 4% 12/15/18		250,000	245,858
Series 2996 Class MK, 5.5% 6/15/35		38,346	38,935

		Principal Amount (d)	Value
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 61,159	$ 60,755
Series 2467 Class NB, 5% 7/15/17		95,000	94,552
Series 2546 Class C, 5% 12/15/17		155,000	154,086
Series 2569 Class HB, 5% 9/15/16		250,975	252,317
Series 2570 Class CU, 4.5% 7/15/17		14,443	14,463
Series 2572 Class HK, 4% 2/15/17		19,947	19,923
Series 2617 Class GW, 3.5% 6/15/16		12,363	12,366
Series 2685 Class ND, 4% 10/15/18		85,000	79,055
Series 2773 Class TA, 4% 11/15/17		129,081	127,533
Series 2849 Class AL, 5% 5/15/18		74,361	74,006
Series 2860 Class CP, 4% 10/15/17		19,171	19,157
Series 2930 Class KT, 4.5% 2/15/20		450,000	410,736
Series 2937 Class HJ, 5% 10/15/19		71,809	72,209
Series 3266:
Class C, 5% 2/15/20		80,330	80,125
Class D, 5% 1/15/22		900,000	863,719
Series 3401 Class EB, 5% 12/15/22		105,000	98,179
Series 3455 Class MB, 4.5% 6/15/23		1,790,000	1,637,519
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	946,760
Series 2863 Class DB, 4% 9/15/14		11,825	11,557
Series 2975 Class NA, 5% 7/15/23		55,397	56,029
TOTAL U.S. GOVERNMENT AGENCY			13,249,039
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,499,692)			13,468,390
Commercial Mortgage Securities - 0.1%
		Principal Amount (d)	Value
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.3469% 10/22/37 (i)	GBP	50,000	$ 62,230
London & Regional Debt Securitisation No. 1 PLC Class A, 6.0294% 10/15/14 (i)	GBP	50,000	78,638
Skyline BV floater Series 2007-1 Class B, 5.207% 7/22/43 (i)	EUR	100,000	112,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $327,651)			253,452
Foreign Government and Government Agency Obligations - 20.8%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	1,960,000	287,601
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 490,671	279,683
par 1.33% 12/31/38 (f)		650,000	162,500
7% 3/28/11		5,610,000	4,144,855
7% 9/12/13		3,930,000	2,656,352
Brazilian Federative Republic:
6% 9/15/13		166,667	160,000
8.25% 1/20/34		330,000	373,725
8.75% 2/4/25		315,000	368,550
10% 1/1/10	BRL	499,000	249,068
12.25% 3/6/30		510,000	791,775
12.75% 1/15/20		160,000	234,400
British Columbia Province 5.7% 6/18/29	CAD	750,000	757,772
Canadian Government:
3.75% 6/1/09	CAD	2,650,000	2,503,832
4% 6/1/17	CAD	145,000	139,288
5% 6/1/14	CAD	3,200,000	3,265,118
5% 6/1/37	CAD	1,250,000	1,327,614
5.75% 6/1/29	CAD	900,000	1,015,485
Central Bank of Nigeria promissory note 5.092% 1/5/10		78,493	67,150
Colombian Republic:
7.375% 9/18/37		305,000	305,000
11.75% 3/1/10	COP	140,000,000	65,106
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		265,000	217,300
Dominican Republic:
9.04% 1/23/18 (g)		541,024	509,915
9.5% 9/27/11 (Reg. S)		365,583	361,927
Ecuador Republic:
5% 2/28/25		76,000	45,220
10% 8/15/30 (Reg. S)		775,000	558,000
12% 11/15/12 (Reg. S)		175,440	159,650
French Republic:
3.5% 4/25/15	EUR	1,300,000	1,762,714

		Principal Amount (d)	Value
4% 4/25/18	EUR	2,490,000	$ 3,408,513
Gabonese Republic 8.2% 12/12/17 (g)		730,000	678,900
Georgia Republic 7.5% 4/15/13		100,000	84,500
German Federal Republic:
2.5% 10/8/10	EUR	2,000,000	2,763,487
3.5% 4/12/13	EUR	2,500,000	3,481,555
3.75% 7/4/13	EUR	180,000	253,575
4% 4/13/12	EUR	680,000	967,538
4.25% 7/4/39	EUR	830,000	1,100,125
4.75% 7/4/34	EUR	260,000	370,289
5% 1/4/12	EUR	90,000	131,775
5.5% 1/4/31	EUR	860,000	1,341,145
5.625% 1/4/28	EUR	1,250,000	1,967,687
Ghana Republic 8.5% 10/4/17 (g)		535,000	454,750
Greek Government 4.5% 9/20/37	EUR	450,000	550,578
Indonesian Republic:
6.625% 2/17/37 (g)		$ 225,000	173,250
7.75% 1/17/38 (g)		225,000	196,875
8.5% 10/12/35 (Reg. S)		200,000	192,000
Islamic Republic of Pakistan:
6.75% 2/19/09		885,000	761,100
7.125% 3/31/16 (g)		300,000	138,000
Italian Republic 4.5% 8/1/18	EUR	2,935,000	4,056,078
Japan Government:
0.75% 7/20/20 (i)	JPY	50,000,000	422,283
1.1% 12/20/12	JPY	381,000,000	3,598,240
1.5% 3/20/14	JPY	60,000,000	577,059
1.7% 12/20/16	JPY	445,000,000	4,305,720
2.1% 9/20/27	JPY	60,000,000	563,373
2.5% 9/20/37	JPY	10,000,000	97,790
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (i)		555,000	538,350
7.5% 8/2/11		325,000	316,875
7.875% 5/20/11 (Reg. S)		235,000	232,063
8.625% 6/20/13 (Reg. S)		470,000	464,125
9% 5/2/14		135,000	135,000
Ontario Province 4.2% 3/8/18	CAD	850,000	770,414
Philippine Republic:
9.5% 2/2/30		210,000	258,825
10.625% 3/16/25		205,000	271,113
Polish Government 5.625% 6/20/18	EUR	635,000	925,074
Republic of Fiji 6.875% 9/13/11		200,000	176,000
Republic of Serbia 3.75% 11/1/24 (f)(g)		765,000	654,075
Russian Federation:
7.5% 3/31/30 (Reg. S)		3,003,700	3,060,170
12.75% 6/24/28 (Reg. S)		440,000	706,156
Turkish Republic:
6.75% 4/3/18		555,000	520,313
6.875% 3/17/36		700,000	613,410
7% 9/26/16		340,000	329,800
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
7.25% 3/5/38		$ 425,000	$ 385,688
7.375% 2/5/25		690,000	660,675
11.875% 1/15/30		290,000	419,427
14% 1/19/11	TRY	350,000	249,099
UK Treasury GILT:
4.5% 3/7/19	GBP	100,000	176,696
4.5% 12/7/42	GBP	727,000	1,285,755
4.75% 6/7/10	GBP	1,100,000	1,979,270
4.75% 12/7/30	GBP	878,000	1,573,573
5% 3/7/25	GBP	290,000	532,378
6% 12/7/28	GBP	85,000	176,973
8% 6/7/21	GBP	1,000,000	2,346,782
Ukraine Government:
6.385% 6/26/12 (g)		625,000	521,875
6.75% 11/14/17 (g)		1,135,000	811,525
United Mexican States:
7.5% 4/8/33		145,000	158,413
8.3% 8/15/31		115,000	135,988
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,300,649	107,990
8% 11/18/22		378,878	375,089
Venezuelan Republic:
3.7906% 4/20/11 (Reg. S) (i)		870,000	715,575
5.375% 8/7/10 (Reg. S)		580,000	516,200
7% 3/31/38		240,000	138,000
8.5% 10/8/14		540,000	434,700
9% 5/7/23 (Reg. S)		620,000	424,700
9.25% 9/15/27		1,160,000	870,000
9.375% 1/13/34		325,000	221,000
10.75% 9/19/13		1,365,000	1,242,150
13.625% 8/15/18		656,000	682,240
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	72,900
6.875% 1/15/16 (g)		330,000	305,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $89,108,973)			82,897,459
Supranational Obligations - 0.1%

European Investment Bank 4.75% 10/15/17 (Cost $188,629)	EUR	120,000	171,103
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(k)	6,092	0
Remy International, Inc. (a)	2,065	41,300
		41,300

	Shares	Value
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	10,000	$ 30,000
TOTAL CONSUMER DISCRETIONARY		71,300
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	29,356	218,702
Northwest Airlines Corp. (a)	8,418	76,015
		294,717
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(k)	27,300	347
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,312
TOTAL COMMON STOCKS (Cost $896,647)		369,676
Convertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25% (a)	300	10,713
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,500)		10,713
Floating Rate Loans - 2.1%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
AM General LLC:
Tranche B, term loan 5.8241% 9/30/13 (i)		$ 169,498	140,683
5.4875% 9/30/12 (i)		6,774	5,623
Ford Motor Co. term loan 5.49% 12/15/13 (i)		100,000	66,000
			212,306
Diversified Consumer Services - 0.0%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (i)		220,000	180,400
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 5.7069% 2/16/14 (i)		18,973	12,712
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (i)		3,008	2,015
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
term loan 6% 6/14/14 (i)		$ 35,303	$ 23,653
Six Flags, Inc. Tranche B, term loan 5.6% 4/30/15 (i)		49,375	37,525
			75,905
Media - 0.3%
Advanstar, Inc. Tranche 2LN, term loan 8.7619% 11/30/14 (i)		30,000	16,500
Discovery Communications, Inc. term loan 5.7619% 5/14/14 (i)		69,125	63,595
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9875% 12/12/14 (i)		1,759,848	1,319,886
			1,399,981
Specialty Retail - 0.1%
Michaels Stores, Inc. term loan 4.8631% 10/31/13 (i)		286,357	210,472
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (i)		75,000	65,250
			275,722
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (i)		90,000	82,350
Tranche B 1LN, term loan 4.7091% 9/5/13 (i)		188,277	169,449
			251,799
TOTAL CONSUMER DISCRETIONARY			2,396,113
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.2389% 6/5/13 (i)		63,956	58,200
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 5.0137% 6/4/14 (i)		159,200	127,360
TOTAL CONSUMER STAPLES			185,560
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 5.2987% 1/12/14 (i)		35,300	32,123
Helix Energy Solutions Group, Inc. term loan 5.1057% 7/1/13 (i)		40,256	37,036
			69,159
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.5413% 12/28/10 (i)		27,568	24,535

		Principal Amount (d)	Value
Tranche D, term loan 5.5426% 12/28/13 (i)		$ 89,235	$ 79,419
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.76% 10/31/12 (i)		29,032	26,419
term loan 5.9699% 10/31/12 (i)		50,835	46,260
Venoco, Inc. Tranche 2LN, term loan 6.8125% 5/7/14 (i)		30,000	27,300
Walter Industries, Inc. term loan 5.19% 10/3/12 (i)		6,191	5,448
			209,381
TOTAL ENERGY			278,540
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4.71% 4/26/15 (l)		12,000	11,340
7.0119% 4/26/15 (i)		47,640	45,020
			56,360
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.28% 7/25/14 (i)		344,669	305,032
Tranche DD, term loan 7/25/14 (l)		17,633	15,606
Health Management Associates, Inc. Tranche B, term loan 5.5119% 2/28/14 (i)		56,438	46,844
			367,482
TOTAL HEALTH CARE			423,842
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.5413% 2/21/13 (i)		9,258	7,962
Tranche 2LN, term loan 9.7913% 2/21/14 (i)		20,000	16,800
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.96% 9/29/13 (i)		19,450	17,700
Tranche 2LN, term loan 9.46% 3/28/14 (i)		10,000	8,800
			51,262
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 6.95% 4/30/14 (i)		123,602	85,285
Northwest Airlines, Inc. term loan 4.75% 8/21/13 (i)		257,576	208,636
United Air Lines, Inc. Tranche B, term loan 5.457% 2/1/14 (i)		370,959	222,576
			516,497
Floating Rate Loans - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 3.9613% 3/28/14 (i)		$ 27,923	$ 26,806
term loan 5.57% 3/28/14 (i)		39,073	37,510
ARAMARK Corp.:
Credit-Linked Deposit 5.79% 1/26/14 (i)		6,848	5,923
term loan 5.6369% 1/26/14 (i)		107,784	93,233
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8125% 2/7/15 (i)		40,000	36,000
			199,472
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 5.2578% 10/17/12 (i)		8,889	8,000
Dresser, Inc.:
Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (i)		230,000	209,300
Tranche B 1LN, term loan 5.096% 5/4/14 (i)		38,823	35,717
Navistar International Corp.:
term loan 6.1914% 1/19/12 (i)		124,667	107,213
Credit-Linked Deposit 6.0463% 1/19/12 (i)		45,333	38,987
			399,217
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (i)		50,000	24,250
VWR Funding, Inc. term loan 6.2038% 6/29/14 (i)		90,000	75,600
			99,850
TOTAL INDUSTRIALS			1,266,298
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (i)		308,337	257,461
Tranche B-A1, term loan 5.0406% 10/1/14 (i)		88,393	73,808
Tranche B-B, term loan 5.0413% 10/1/12 (i)		357,201	303,620
			634,889
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 5.097% 3/20/13 (i)		185,725	167,153

		Principal Amount (d)	Value
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 4.2363% 12/1/13 (i)		$ 690,943	$ 525,116
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (i)		225,482	196,169
Tranche 2LN, term loan 9.5119% 6/11/15 (i)		125,000	103,750
Open Solutions, Inc. term loan 5.145% 1/23/14 (i)		19,704	13,398
			313,317
TOTAL INFORMATION TECHNOLOGY			1,640,475
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9856% 4/2/13 (i)		12,308	11,077
term loan 4.2831% 4/2/14 (i)		66,846	60,329
Momentive Performance Materials, Inc. Tranche B1, term loan 6% 12/4/13 (i)		58,618	49,825
			121,231
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 4.8% 4/3/15 (i)		265,950	215,420
Metals & Mining - 0.1%
Aleris International, Inc. term loan 5.25% 12/19/13 (i)		147,375	120,111
Novelis Corp. term loan 5.77% 7/6/14 (i)		266,625	223,965
			344,076
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (i)		455,000	400,400
White Birch Paper Co. Tranche 1LN, term loan 6.52% 5/8/14 (i)		94,521	63,329
			463,729
TOTAL MATERIALS			1,144,456
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 10.035% 12/12/11 pay-in-kind (i)		361,072	310,333
Tranche 2, term loan 11.32% 3/21/15 (i)		140,000	135,800
Floating Rate Loans - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni SpA: - continued
Tranche B, term loan 5.885% 9/21/13 (i)		$ 60,000	$ 55,200
Tranche C, term loan 6.635% 9/21/14 (i)		60,000	55,200
			556,533
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.2619% 6/16/13 (i)		39,100	37,341
MetroPCS Wireless, Inc. Tranche B, term loan 5.4021% 11/3/13 (i)		78,400	68,208
			105,549
TOTAL TELECOMMUNICATION SERVICES			662,082
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 5.2619% 2/1/13 (i)		243,241	220,133
4.3% 2/1/13 (i)		119,502	108,149
			328,282
TOTAL FLOATING RATE LOANS (Cost $9,545,610)			8,325,648
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (i) (Cost $14,599)	JPY	1,788,294	14,298
Fixed-Income Funds - 3.6%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $16,067,098)	167,253	14,183,054
Preferred Securities - 0.7%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Globo Comunicacoes e Participacoes SA 9.375%	850,000	844,558
Net Servicos de Comunicacao SA 9.25% (g)	500,000	484,399
		1,328,957

	Principal Amount (d)	Value
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%	$ 1,362,000	$ 1,342,440
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (i)	50,000	51,048
TOTAL PREFERRED SECURITIES (Cost $2,818,013)		2,722,445
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $5,267)	470,000	14,100
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 1.92% (b) (Cost $60,672,347)	60,672,347	60,672,347
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $26,000)	$ 26,000	26,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $423,765,315)	394,917,982
NET OTHER ASSETS - 0.8%	3,306,082
NET ASSETS - 100%	$ 398,224,064
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
21 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 4,482,188	$ 11,397
The face value of futures purchased as a percentage of net assets - 1.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.45% with Citibank	Sept. 2018	$ 950,000	$ 460
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	500,000	(3,133)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(7,357)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	3,000,000	(33,422)
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	2,000,000	(19,098)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs, Inc.	April 2010	150,000	1,019
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	800,000	(1,372)
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	1,650,000	(1,881)
Receive semi-annually a fixed rate equal to 4.00% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2013	1,275,000	(4,424)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	1,040,000	7,500

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2018	$ 190,000	$ (855)
Receive semi-annually a fixed rate equal to 4.66% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	August 2018	896,000	15,887
Receive semi-annually a fixed rate equal to 4.675% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2018	272,000	5,067
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	August 2018	408,000	7,796
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	1,600,000	33,562
		$ 15,081,000	$ (251)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,984,034 or 6.8% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $60,035.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $347 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $22,433 and $20,142, respectively. The coupon rate will be determined at time of settlement.

(m) A portion of the security is subject to a forward commitment to sell.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 19,193
Barclays Capital, Inc.	1,869
ING Financial Markets LLC	4,938
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,009,054
Fidelity Floating Rate Central Fund	585,705
Total	$ 1,594,759
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 18,711,933	$ 5,476,263	$ 7,959,399	$ 14,183,054	0.6%
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 394,917,982	$ 75,224,730	$ 319,624,751	$ 68,501
Other Financial Instruments*	$ 11,146	$ 11,397	$ (251)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 276,100
Total Realized Gain (Loss)	1,090
Total Unrealized Gain (Loss)	(179,945)
Cost of Purchases	-
Proceeds of Sales	(104,163)
Amortization/Accretion	(106)
Transfer in/out of Level 3	75,525
Ending Balance	$ 68,501

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $423,048,223. Net unrealized depreciation aggregated $28,130,241, of which $2,254,528 related to appreciated investment securities and $30,384,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008